Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Entity Registrant Name	LOCKHEED MARTIN CORP
Amendment Flag	false
Entity Central Index Key	0000936468
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Incorporation State Country Code	MD
Entity File Number	1-11437
Entity Tax Identification Number	52-1893632
Entity Address, Address Line One	6801 Rockledge Drive
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	(301)
Local Phone Number	897-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	LMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false